Investments in Joint Ventures and Associates - Summary of Financial Statements (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates [abstract]
Associates	£ 12	£ 22
Total	£ 12	£ 22